Income taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
Income tax expense differs from the amount that would be computed by applying the federal and provincial statutory income tax rates to income before income taxes. The reasons for the differences are as follows:

Year ended December 31,	2022	2021
Income before income taxes	$84,445	$60,693
Equity earnings in affiliates and joint ventures	(37,053)	(21,860)
	$47,392	$38,833
Tax rate	23.00%	23.00%
Expected expense	$10,900	$8,932
Adjustments related to:
Stock-based compensation	1,090	1,043
Foreign tax rate differential	183	233
Tax on equity earnings in affiliates and joint ventures	5,162	935
Other	(262)	(1,858)
Total income tax expense	$17,073	$9,285

Current income tax expense	$1,627	$1,000
Deferred income tax expense	15,446	8,285
Total income tax expense	$17,073	$9,285
The deferred tax assets and liabilities are summarized below:

	December 31, 2022	December 31, 2021
Deferred tax assets:
Non-capital and net capital loss carryforwards	$33,630	$40,367
Finance lease obligations	17,981	24,785
Operating lease obligations	3,415	3,247
Stock-based compensation	4,200	4,029
Other	2,241	(1,154)
	$61,467	$71,274

Deferred tax liabilities:
Contract assets	$3,199	$932
Property, plant and equipment	123,274	124,265
Other	6,494	2,277
	$132,967	$127,474

Net deferred income tax liability	$71,500	$56,200
Classified as:

	December 31, 2022	December 31, 2021
Deferred tax asset	$387	$—
Deferred tax liability	(71,887)	(56,200)
	$(71,500)	$(56,200)
The Company and its subsidiaries file income tax returns in the Canadian federal jurisdiction, multiple provincial jurisdictions, the U.S. federal jurisdiction, three U.S state jurisdictions and the Australia federal jurisdiction.
At December 31, 2022, the Company has non-capital loss carryforwards of $146,217, which expire as follows:

December 31, 2022
2026	$3
2027	278
2032	176
2033	9,095
2037	5
2039	146
2040	112,450
2041	16,816
2042	7,248
$146,217